CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS
Cash and cash equivalents consisted of the following items:

	June 30, 2026	December 31, 2025

Cash at banks and on hand	618	702
Short-term deposits with original maturity of less than three months	1,575	1,030
Cash and cash equivalents, net of overdrafts * (as presented in the consolidated statement of cash flows)	2,193	1,732
* Cash and cash equivalents include an amount of US$509 (2025: US$341) relating to banking operations in Pakistan.
Cash and cash equivalent balances as of June 30, 2026 and December 31, 2025 exclude restricted cash and deposits held within the Group. Cash balances as of June 30, 2026 include investments in money market funds of US$103 (December 31,
2025: US$160).
As of June 30, 2026, US$372 (2025: US$458) of cash at the level of Ukraine was subject to currency restrictions that limited ability to upstream the cash or make certain payments outside the country, but these balances are otherwise freely available to the Ukrainian operations.